Equity	12 Months Ended
Dec. 31, 2021
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
EQUITY
23	EQUITY

a)	Capital

As of December 31, 2021 and 2020, the capital of the Company is represented by 871,917,855 shares of a nominal value of S/1.00 each, all registered in the Public Registries.

As of December 31, 2021, a total of 136,637,740 shares were represented in ADS, equivalent to 27,327,548 ADSs at a rate of 5 shares per ADS.

As of December 31, 2020, a total of 190,863,050 shares were represented by ADS, equivalent to 38,172,610 ADSs at a rate of 5 shares per ADS.

As of December 31, 2021, the Company’s shareholding structure is as follows:

		Total
Percentage of individual	Number of	percentage of
interest in outstanding capital	shareholders	interest

Up to 1.00	1,561	7.32%
From 1.01 to 5.00	12	25.42%
From 5.01 to 10.00	5	39.29%
Over 10	2	27.97%
	1,580	100.00%

As of December 31, 2021, the Company’s shares registered a stock price at the end of the year of S/1.37 per share and a trading frequency of 77.27% (S/1.72 per share and a trading frequency of 95.65% at 31 December 2020).

b)	Legal reserve

In accordance with the Peruvian General Law of Corporations, the legal reserve of the Company is constituted with the transfer of 10% of the annual profit until reaching an amount equivalent to 20% of the paid-in capital. In the absence of profits or unrestricted reserves, the legal reserve must be applied to the compensation of losses and must be replenished with the profits of subsequent years. This reserve may be capitalized; and its replacement is also mandatory.

c)	Voluntary reserve

As of December 31, 2020, and 2021, this S/29.97 million reserve is related to the excess of the legal reserve; this reserve is above the requirement to constitute a reserve until it reaches the equivalent of 20% of the paid-in capital.

d)	Share premium

This item includes the excess of total income obtained by shares issued in 2013 compared to their nominal value of S/1,055.5 million; and by shares issued in 2019 an amount of S/138.1 million.

In addition, this account recognizes the difference between the nominal value and the transaction value for acquisitions of shares in non-controlling interests.

e)	Retained earnings

Dividends distributed to shareholders other than domiciled legal entities are subject to the rates of 4.1% (earnings until 2014), 6.8% (2015 and 2016 earnings) and 5.00% (2017 and thereafter) for income tax charged to these shareholders; such tax is withheld and settled by the Company. Dividends for fiscal years 2020 and 2021 were not distributed (Note 33).